UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
10/31/14 (Unaudited)

CORPORATE BONDS AND NOTES (80.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (43.1%)

Abbey National Treasury Services PLC/Stamford, CT company guaranty sr. unsec. unsub. FRN notes (United Kingdom)	0.744	3/13/17	$7,000,000	$7,024,507

Abbey National Treasury Services PLC/Stamford, CT company guaranty sr. unsec. unsub. FRN notes (United Kingdom)	0.644	9/29/17	2,000,000	1,999,994

ABN Amro Bank NV 144A sr. unsec. FRN notes (Netherlands)	1.033	10/28/16	18,618,000	18,759,081

ABN Amro Bank NV 144A sr. unsec. notes (Netherlands)	1.375	1/22/16	2,000,000	2,013,900

American Express Bank FSB sr. unsec. FRN notes Ser. BKNT	0.457	6/12/17	11,500,000	11,465,701

AmSouth Bank/Birmingham, AL unsec. sub. notes Ser. AI (Canada)	5.200	4/1/15	2,000,000	2,033,664

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN notes (Australia)	0.609	1/10/17	13,000,000	13,039,650

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes (Australia)	3.700	1/13/15	850,000	855,375

Bank of America Corp. sr. unsec. FRN notes Ser. MTN	0.845	8/25/17	5,000,000	4,995,840

Bank of America Corp. sr. unsec. unsub. notes	4.500	4/1/15	440,000	447,110

Bank of America Corp. unsec. sub. FRN notes	0.564	8/15/16	3,373,000	3,349,281

Bank of America, NA unsec. sub. FRN notes Ser. BKNT	0.514	6/15/16	10,300,000	10,258,975

Bank of Montreal sr. unsec. unsub. FRN notes Ser. MTN (Canada)	0.751	7/15/16	11,635,000	11,700,656

Bank of New York Mellon Corp. (The) sr. unsec. FRN notes	0.461	10/23/15	7,390,000	7,406,258

Bank of New York Mellon Corp. (The) sr. unsec. FRN notes Ser. 1	0.673	3/6/18	2,562,000	2,568,023

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.751	7/15/16	3,000,000	3,015,918

Bank of Nova Scotia sr. unsec. unsub. FRN notes (Canada)	0.540	4/11/17	10,000,000	10,007,307

Bank of Nova Scotia sr. unsec. unsub. FRN notes Ser. BKNT (Canada)	0.654	12/13/16	4,000,000	4,015,948

Bank of Nova Scotia sr. unsec. unsub. notes (Canada)	3.400	1/22/15	711,000	715,703

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN notes (Japan)	0.842	9/9/16	4,300,000	4,320,565

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN notes (Japan)	0.644	3/10/17	4,000,000	4,000,028

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN notes (Japan)	0.685	2/26/16	5,160,000	5,163,415

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A unsec. FRN notes (Japan)	0.543	9/8/17	5,000,000	4,981,710

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN notes (France)	1.083	10/28/16	3,000,000	3,026,013

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN notes (France)	1.081	1/20/17	17,850,000	17,988,716

Barclays Bank PLC sr. unsec. unsub. FRN notes (United Kingdom)	0.811	2/17/17	15,100,000	15,134,693

Barclays Bank PLC sr. unsec. unsub. FRN notes Ser. MTN (United Kingdom)	0.772	12/9/16	8,640,000	8,658,014

BB&T Corp. unsec. sub. notes	5.200	12/23/15	2,315,000	2,431,419

BBVA US Senior SAU bank guaranty sr. unsec. unsub. notes (Spain)	4.664	10/9/15	22,945,000	23,773,429

Bear Stearns Companies, LLC (The) sr. unsec. FRN notes Ser. MTN	0.624	11/21/16	3,775,000	3,769,819

BNP Paribas SA company guaranty sr. unsec. unsub. FRN notes Ser. MTN (France)	0.715	3/17/17	4,000,000	3,998,696

BNP Paribas SA company guaranty sr. unsec. unsub. FRN notes Ser. MTN (France)	0.697	5/7/17	2,000,000	1,999,006

BNP Paribas/BNP Paribas US Medium-Term Note Program, LLC 144A bank guaranty unsec. sub. notes (France)	4.800	6/24/15	1,410,000	1,444,121

BNP Paribas/BNP Paribas US Medium-Term Note Program, LLC 144A bank guaranty unsec. sub. notes (France)	5.125	1/15/15	4,076,000	4,109,073

BNY Mellon, NA unsec. sub. notes	4.750	12/15/14	472,000	474,301

BPCE SA bank guaranty sr. unsec. FRN notes Ser. MTN (France)	1.083	2/10/17	10,175,000	10,266,351

BPCE SA company guaranty sr. unsec. unsub. FRB bonds Ser. MTN (France)	0.843	6/23/17	13,000,000	13,003,341

Branch Banking & Trust Co. sr. unsec. FRN notes	0.664	12/1/16	2,000,000	2,007,828

Branch Banking & Trust Co. unsec. sub. FRN notes	0.554	9/13/16	12,015,000	11,989,408

Branch Banking & Trust Co. unsec. sub. FRN notes Ser. BKNT	0.535	5/23/17	3,000,000	2,979,816

Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN notes Ser. EMTN (Canada)	0.409	2/21/17	6,200,000	6,187,088

Canadian Imperial Bank of Commerce/Canada sr. unsec. unsub. FRN notes (Canada)	0.751	7/18/16	3,000,000	3,014,930

Capital One Financial Corp. sr. unsec. unsub. FRN notes	0.877	11/6/15	7,938,000	7,971,355

Capital One Financial Corp. sr. unsec. unsub. notes	2.150	3/23/15	2,565,000	2,580,634

Capital One NA/Mclean VA sr. unsec. FRN notes Ser. BKNT	0.683	3/22/16	7,000,000	7,013,638

Citigroup, Inc. sr. unsec. FRN notes	0.774	3/10/17	5,000,000	4,998,827

Citigroup, Inc. sr. unsec. sub. FRN notes	0.502	6/9/16	19,659,000	19,492,252

Commonwealth Bank of Australia 144A sr. unsec. FRN notes (Australia)	0.733	9/20/16	5,000,000	5,024,616

Commonwealth Bank of Australia 144A sr. unsec. FRN notes (Australia)	0.503	9/8/17	7,000,000	6,996,038

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN notes (Australia)	0.594	3/13/17	10,000,000	10,004,755

Commonwealth Bank of Australia/New York, NY sr. unsec. notes	1.250	9/18/15	480,000	483,637

Credit Agricole SA 144A sr. unsec. FRN notes (France)	1.083	10/3/16	8,000,000	8,061,584

Credit Agricole SA/London 144A sr. unsec. FRN notes (United Kingdom)	1.390	4/15/16	12,265,000	12,407,188

Credit Suisse/New York, NY sr. unsec. FRN notes Ser. GMTN	0.725	5/26/17	16,660,000	16,698,001

Danske Bank A/S 144A sr. unsec. unsub. notes (Denmark)	3.750	4/1/15	10,183,000	10,311,733

Deutsche Bank Financial, LLC bank guaranty unsec. sub. notes Ser. MTN (Germany)	5.375	3/2/15	13,292,000	13,484,933

DNB Boligkreditt AS 144A sr. unsub. bonds (Norway)	2.100	10/14/15	2,500,000	2,544,643

Fifth Third Bancorp unsec. sub. FRB bonds	0.653	12/20/16	13,330,000	13,273,867

Fifth Third Bank/Cincinnati, Ohio sr. unsec. FRN notes	0.645	2/26/16	9,700,000	9,715,405

Fifth Third Bank/Cincinnati, Ohio unsec. sub. notes Ser. BKNT	4.750	2/1/15	650,000	656,542

HBOS PLC unsec. sub. FRN notes Ser. EMTN (United Kingdom)	0.933	9/6/17	8,400,000	8,337,059

HBOS PLC unsec. sub. FRN notes Ser. EMTN (United Kingdom)	0.933	9/30/16	13,435,000	13,337,072

HSBC Finance Corp. sr. unsec. notes	5.250	4/15/15	2,701,000	2,756,832

HSBC Finance Corp. sr. unsec. notes	5.000	6/30/15	10,440,000	10,719,249

HSBC Finance Corp. sr. unsec. unsub. FRN notes	0.664	6/1/16	12,153,000	12,147,799

ING Bank NV unsec. sub. FRN notes Ser. EMTN (Netherlands)	0.933	7/3/17	9,526,000	9,468,176

ING Bank NV unsec. sub. FRN notes Ser. EMTN (Netherlands)	0.910	5/23/16	1,000,000	995,000

ING Bank NV 144A sr. unsec. notes (Netherlands)	3.000	9/1/15	4,000,000	4,073,040

ING Bank NV 144A unsec. sub. notes (Netherlands)	5.125	5/1/15	8,897,000	9,078,810

Intesa Sanpaolo SpA 144A sr. unsec. notes (Italy)	3.625	8/12/15	500,000	509,255

JPMorgan Chase Bank, NA unsec. sub. FRN notes	0.564	6/13/16	18,135,000	18,083,859

KeyBank NA/Cleveland, OH sr. unsec. FRN notes	0.725	11/25/16	3,000,000	3,008,706

KeyBank NA/Cleveland, OH unsec. sub. notes Ser. BKNT	4.950	9/15/15	2,206,000	2,286,654

KeyBank NA/Cleveland, OH unsec. sub. notes Ser. MTN	5.450	3/3/16	5,000,000	5,301,260

KeyCorp sr. unsec. unsub. notes Ser. MTN	3.750	8/13/15	5,600,000	5,732,276

M&I Marshall & Ilsley Bank unsec. sub. notes	4.850	6/16/15	1,800,000	1,844,734

Manufacturers & Traders Trust Co. sr. unsec. FRB bonds	0.608	1/30/17	5,000,000	5,002,821

Manufacturers & Traders Trust Co. sr. unsec. FRN notes Ser. BKNT	0.534	7/25/17	6,000,000	5,993,496

Manufacturers & Traders Trust Co. sr. unsec. FRN notes Ser. BKNT	0.533	3/7/16	10,000,000	9,995,958

Mellon Funding Corp. company guaranty unsec. sub. notes	5.000	12/1/14	1,600,000	1,605,168

Merrill Lynch & Co., Inc. unsec. sub. FRN notes	0.789	5/2/17	5,167,000	5,121,474

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. FRN notes (Japan)	0.659	4/16/17	11,000,000	10,994,516

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN notes (Japan)	0.684	9/25/17	3,000,000	3,000,007

Mizuho Securities USA, Inc. 144A unsec. FRN notes	0.734	12/10/14	6,850,000	6,849,918

National Australia Bank, Ltd. 144A sr. unsec. FRB bonds (Australia)	0.664	12/2/16	4,000,000	4,018,188

National Australia Bank, Ltd. 144A sr. unsec. FRN notes (Australia)	0.605	3/17/17	5,000,000	5,002,391

National Australia Bank, Ltd./New York sr. unsec. FRN notes (Australia)	1.367	8/7/15	1,000,000	1,008,073

National Australia Bank, Ltd./New York sr. unsec. FRN notes (Australia)	0.784	7/25/16	7,600,000	7,646,228

National Australia Bank, Ltd./New York sr. unsec. notes (Australia)	1.600	8/7/15	362,000	365,448

National Bank of Canada bank guaranty sr. unsec. notes (Canada)	1.500	6/26/15	3,285,000	3,309,654

National City Bank/Cleveland, OH unsec. sub. FRN notes Ser. BKNT	0.603	6/7/17	8,165,000	8,100,807

National City Bank/Cleveland, OH unsec. sub. FRN notes Ser. BKNT	0.584	12/15/16	4,250,000	4,229,855

Nationwide Building Society 144A sr. unsec. notes (United Kingdom)	4.650	2/25/15	7,254,000	7,343,616

Nationwide Building Society 144A sr. unsec. sub. notes (United Kingdom)	5.000	8/1/15	15,950,000	16,336,915

Nordea Bank AB 144A sr. unsec. FRN notes (Sweden)	0.693	5/13/16	8,700,000	8,736,079

Nordea Bank AB 144A sr. unsec. notes (Sweden)	2.250	3/20/15	210,000	211,547

Nordea Bank AB 144A sr. unsec. unsub. FRN notes (Sweden)	0.591	4/4/17	6,000,000	6,012,938

PNC Bank NA sr. unsec. unsub. FRN notes Ser. BKNT	0.553	4/29/16	7,525,000	7,528,063

PNC Funding Corp. bank guaranty unsec. sub. notes	5.250	11/15/15	3,204,000	3,350,984

Regions Financial Corp. sr. unsec. unsub. notes	7.750	11/10/14	16,782,000	16,798,066

Regions Financial Corp. sr. unsec. unsub. notes	5.750	6/15/15	4,862,000	5,000,659

Royal Bank of Canada sr. unsec. FRN notes (Canada)	0.561	1/23/17	2,000,000	2,004,019

Royal Bank of Canada sr. unsec. unsub. FRN notes Ser. GMTN (Canada)	0.692	9/9/16	12,340,000	12,399,257

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN notes (United Kingdom)	1.173	3/31/17	11,000,000	11,037,002

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes (United Kingdom)	2.550	9/18/15	8,054,000	8,169,068

Santander US Debt SAU 144A bank guaranty sr. unsec. unsub. notes (Spain)	3.781	10/7/15	1,850,000	1,896,944

Santander US Debt SAU 144A bank guaranty sr. unsec. unsub. notes (Spain)	3.724	1/20/15	12,100,000	12,175,746

Societe Generale SA 144A sr. unsec. notes (France)	3.100	9/14/15	21,246,000	21,705,317

Standard Chartered PLC 144A sr. unsec. unsub. FRN notes (United Kingdom)	0.573	9/8/17	10,000,000	9,988,720

Standard Chartered PLC 144A sr. unsec. unsub. notes (United Kingdom)	5.500	11/18/14	6,314,000	6,325,628

Standard Chartered PLC 144A sr. unsec. unsub. notes (United Kingdom)	3.850	4/27/15	5,000,000	5,075,160

Sumitomo Mitsui Banking Corp. bank guaranty sr. unsec. FRN notes (Japan)	0.901	7/19/16	3,250,000	3,266,231

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN notes (Japan)	0.659	1/10/17	6,000,000	6,003,917

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN notes Ser. GMTN (Japan)	0.550	7/11/17	5,000,000	4,989,345

Sumitomo Mitsui Banking Corp. sr. unsec. notes (Japan)	1.350	7/18/15	1,450,000	1,457,968

Sumitomo Mitsui Banking Corp. 144A sr. unsec. unsub. bonds (Japan)	3.150	7/22/15	2,290,000	2,333,508

Suncorp-Metway, Ltd. 144A sr. unsec. FRN notes (Australia)	0.934	3/28/17	15,250,000	15,304,214

SunTrust Bank/Atlanta, GA sr. unsec. FRN notes Ser. BKNT	0.674	2/15/17	10,000,000	10,009,183

SunTrust Bank/Atlanta, GA unsec. sub. FRN notes	0.525	8/24/15	8,445,000	8,442,483

SunTrust Bank/Atlanta, GA unsec. sub. notes Ser. BKNT	5.000	9/1/15	752,000	778,614

Svenska Handelsbanken AB sr. unsec. FRN notes (Sweden)	0.703	9/23/16	5,665,000	5,683,305

Svenska Handelsbanken AB sr. unsec. FRN notes (Sweden)	0.683	3/21/16	11,410,000	11,459,184

Toronto-Dominion Bank (The) sr. unsec. FRB bonds Ser. MTN (Canada)	0.692	9/9/16	8,000,000	8,041,754

Toronto-Dominion Bank (The) sr. unsec. FRN notes (Canada)	0.478	5/2/17	6,000,000	5,997,030

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN notes Ser. BKNT	0.435	9/11/17	10,000,000	9,988,802

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN notes Ser. BKNT	0.352	4/22/16	5,000,000	4,999,980

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN notes Ser. BKNT	0.463	1/30/17	7,000,000	7,004,747

UBS AG/Stamford, CT sr. unsec. FRN notes Ser. MTN	0.613	8/14/17	12,000,000	12,042,972

UBS AG/Stamford, CT sr. unsec. notes Ser. BKNT	3.875	1/15/15	1,500,000	1,510,158

UBS AG/Stamford, CT unsec. sub. notes	7.375	7/15/15	7,443,000	7,774,294

Wachovia Corp. unsec. sub. FRN notes	0.601	10/15/16	7,218,000	7,210,630

Wachovia Corp. unsec. sub. FRN notes	0.573	10/28/15	8,544,000	8,556,585

Wells Fargo & Co. sr. unsec. unsub. FRN notes	0.861	4/23/18	3,000,000	3,013,650

Wells Fargo Bank, NA unsec. sub. FRN notes	0.441	5/16/16	6,352,000	6,344,714

Westpac Banking Corp. sr. unsec. unsub. FRN notes (Australia)	0.994	9/25/15	3,880,000	3,905,224

Westpac Banking Corp. sr. unsec. unsub. FRN notes (Australia)	0.665	11/25/16	6,600,000	6,624,652

Westpac Banking Corp. sr. unsec. unsub. FRN notes (Australia)	0.562	5/19/17	6,000,000	5,998,482

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	3.000	8/4/15	2,000,000	2,039,252

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	1.125	9/25/15	1,330,000	1,338,463

				946,253,171
Basic materials (1.0%)

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. FRN notes (Australia)	0.483	9/30/16	3,000,000	3,000,004

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes (Canada)	2.850	11/10/14	2,840,000	2,840,787

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. FRN notes	1.398	5/27/16	16,250,000	16,340,756

				22,181,547
Capital goods (1.3%)

Caterpillar Financial Services Corp. sr. unsec. FRN notes Ser. MTN	0.464	3/3/17	10,000,000	10,016,434

Caterpillar Financial Services Corp. sr. unsec. notes Ser. MTN	4.750	2/17/15	585,000	592,439

Caterpillar Financial Services Corp. sr. unsec. unsub. notes Ser. MTN	1.125	12/15/14	650,000	650,577

John Deere Capital Corp. sr. unsec. FRN notes	0.519	10/11/16	5,000,000	5,013,649

John Deere Capital Corp. sr. unsec. FRN notes Ser. MTN	0.454	12/15/17	10,000,000	10,006,285

Waste Management, Inc. company guaranty sr. unsec. notes	6.375	3/11/15	1,900,000	1,937,635

				28,217,019
Communication services (1.2%)

AT&T, Inc. sr. unsec. unsub. FRN notes	0.618	2/12/16	9,255,000	9,272,238

British Telecommunications PLC sr. unsec. unsub. notes (United Kingdom)	2.000	6/22/15	1,550,000	1,564,015

Verizon Communications, Inc. sr. unsec. unsub. FRN notes	1.764	9/15/16	6,500,000	6,648,932

Verizon Communications, Inc. sr. unsec. unsub. FRN notes	0.632	6/9/17	10,000,000	10,002,550

				27,487,735
Conglomerates (—%)

General Electric Co. sr. unsec. notes	0.850	10/9/15	1,000,000	1,004,578

				1,004,578
Consumer cyclicals (5.7%)

Clorox Co. (The) sr. unsec. notes	3.550	11/1/15	1,000,000	1,027,984

Clorox Co. (The) sr. unsec. unsub. notes	5.000	1/15/15	7,820,000	7,887,182

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN notes	0.584	3/10/17	10,000,000	10,004,731

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN notes	0.580	8/1/17	5,000,000	4,993,215

Ford Motor Credit Co., LLC sr. unsec. FRN notes	0.753	9/8/17	5,500,000	5,487,642

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN notes	0.803	12/6/17	15,000,000	14,968,035

Harley-Davidson Financial Services, Inc. 144A company guaranty sr. unsec. notes	1.150	9/15/15	1,490,000	1,496,574

Harley-Davidson Funding Corp. 144A company guaranty sr. unsec. notes	5.750	12/15/14	3,839,000	3,862,099

Hutchison Whampoa International 14, Ltd. 144A company guaranty sr. unsec. unsub. bonds (Hong Kong)	1.625	10/31/17	5,000,000	4,988,625

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. FRN notes (South Korea)	1.034	3/18/17	3,000,000	2,999,835

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	7.500	6/1/15	3,955,000	4,109,407

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes	7.875	7/15/15	12,899,000	13,537,320

NBCUniversal Enterprise, Inc. 144A company guaranty sr. unsec. FRN notes	0.768	4/15/16	8,260,000	8,294,533

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN notes	0.784	3/3/17	7,000,000	7,013,090

Nissan Motor Acceptance Corp. 144A unsec. FRN notes	0.935	9/26/16	9,350,000	9,407,084

Toyota Motor Credit Corp. sr. unsec. FRN notes Ser. MTN	0.431	5/16/17	10,000,000	10,007,510

Toyota Motor Credit Corp. sr. unsec. unsub. FRN notes	0.521	5/17/16	3,000,000	3,008,358

Toyota Motor Credit Corp. sr. unsec. unsub. notes	0.875	7/17/15	1,000,000	1,003,875

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN	3.200	6/17/15	214,000	217,766

Toyota Motor Credit Corp. unsec. FRN notes	0.404	12/5/14	2,369,000	2,369,509

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	0.832	11/20/14	1,550,000	1,550,375

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN notes (Germany)	0.671	11/18/16	6,000,000	6,028,371

				124,263,120
Consumer finance (0.8%)

American Express Credit Corp. sr. unsec. FRN notes	0.743	7/29/16	4,000,000	4,016,773

American Express Credit Corp. sr. unsec. notes Ser. MTN	5.300	12/2/15	2,355,000	2,474,323

American Express Credit Corp. sr. unsec. unsub. FRN notes	0.533	9/22/17	5,350,000	5,342,260

American Honda Finance Corp. 144A sr. unsec. FRN notes	0.610	5/26/16	4,940,000	4,960,471

Capital One Bank USA, NA sr. unsec. FRN notes	0.733	2/13/17	250,000	250,677

				17,044,504
Consumer staples (3.4%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes	0.800	1/15/16	1,000,000	1,000,984

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN notes	0.424	1/27/17	4,465,000	4,460,138

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	5.375	11/15/14	17,079,000	17,102,432

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes	3.625	4/15/15	1,000,000	1,013,965

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes	5.600	5/1/15	2,129,000	2,177,880

FBG Finance Pty, Ltd. 144A company guaranty sr. unsec. notes (Australia)	5.125	6/15/15	1,000,000	1,027,222

General Mills, Inc. sr. unsec. FRN notes	0.433	1/28/16	5,000,000	5,000,011

Kellogg Co. sr. unsec. unsub. notes	1.125	5/15/15	5,000,000	5,014,595

Kraft Foods Group, Inc. sr. unsec. notes	1.625	6/4/15	2,467,000	2,482,128

Kroger Co. (The) company guaranty sr. unsec. notes	3.900	10/1/15	5,429,000	5,581,256

Kroger Co. (The) company guaranty sr. unsec. unsub. notes	4.950	1/15/15	1,000,000	1,009,003

Kroger Co. (The) sr. unsec. FRN notes	0.758	10/17/16	17,387,000	17,414,106

PepsiCo, Inc. sr. unsec. unsub. FRN notes	0.445	2/26/16	4,087,000	4,092,418

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes	1.850	1/15/15	6,631,000	6,647,180

				74,023,318
Energy (1.3%)

Canadian Natural Resources, Ltd. sr. unsec. unsub. FRN notes (Canada)	0.608	3/30/16	10,300,000	10,325,507

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	4.900	12/1/14	3,700,000	3,712,435

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes (Canada)	1.450	11/14/14	5,919,000	5,920,515

Devon Energy Corp. sr. unsec. unsub. FRN notes	0.774	12/15/16	4,780,000	4,800,343

Devon Energy Corp. sr. unsec. unsub. FRN notes	0.684	12/15/15	4,000,000	4,013,922

				28,772,722
Financial (2.8%)

General Electric Capital Corp. sr. unsec. FRN notes Ser. EMTN	0.433	6/20/16	7,000,000	7,004,564

General Electric Capital Corp. sr. unsec. FRN notes Ser. GMTN	0.880	7/12/16	3,930,000	3,960,739

General Electric Capital Corp. sr. unsec. unsub. FRN notes Ser. GMTN	0.514	5/15/17	11,500,000	11,505,739

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN notes	0.623	11/5/15	5,000,000	5,000,000

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes	3.300	5/3/15	7,573,000	7,674,357

Morgan Stanley sr. unsec. unsub. FRN notes Ser. MTN	0.681	10/18/16	13,000,000	13,021,437

Morgan Stanley sr. unsec. unsub. notes	5.375	10/15/15	10,268,000	10,718,509

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes (United Kingdom)	3.950	9/21/15	3,150,000	3,237,668

				62,123,013
Health care (1.6%)

AbbVie, Inc. sr. unsec. unsub. FRN notes	0.997	11/6/15	3,624,000	3,644,298

AbbVie, Inc. sr. unsec. unsub. notes	1.200	11/6/15	1,795,000	1,805,142

Amgen, Inc. sr. unsec. FRN notes	0.615	5/22/17	15,000,000	15,026,535

Bayer US Finance, LLC 144A company guaranty sr. unsec. unsub. FRN notes	0.510	10/6/17	10,000,000	10,005,760

Coventry Health Care, Inc. sr. unsec. notes	6.125	1/15/15	1,310,000	1,323,910

McKesson Corp. sr. unsec. unsub. FRN notes	0.634	9/10/15	3,000,000	3,003,856

				34,809,501
Insurance (3.3%)

Aflac, Inc. sr. unsec. notes	3.450	8/15/15	7,790,000	7,968,311

American International Group, Inc. unsec. sub. notes	2.375	8/24/15	19,171,000	19,398,023

CNA Financial Corp. sr. unsec. unsub. notes	5.850	12/15/14	5,823,000	5,856,022

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes	4.000	3/30/15	3,365,000	3,410,751

Mass Mutual Global Funding II 144A sr. unsub. notes	2.300	9/28/15	500,000	508,453

Metropolitan Life Global Funding I 144A FRB Bonds	0.761	7/15/16	3,560,000	3,586,182

Metropolitan Life Global Funding I 144A FRN	0.609	4/10/17	10,000,000	10,044,032

Metropolitan Life Global Funding I 144A sr. notes	2.000	1/9/15	725,000	727,161

Principal Life Global Funding II 144A notes	1.000	12/11/15	4,835,000	4,860,577

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes	2.997	9/30/15	5,276,250	5,374,995

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTN	3.875	1/14/15	11,650,000	11,726,622

				73,461,129
Investment banking/Brokerage (1.6%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN notes Ser. MTN	0.858	6/4/17	5,000,000	5,009,714

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GMTN	3.700	8/1/15	1,578,000	1,613,167

Macquarie Bank, Ltd. 144A sr. unsec. unsub. FRN notes (Australia)	0.684	6/15/16	10,000,000	10,000,017

Nuveen Investments, Inc. sr. unsec. notes	5.500	9/15/15	15,000,000	15,656,250

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes	4.150	12/1/14	2,245,000	2,251,124

				34,530,272
Real estate (7.0%)

Boston Properties LP sr. unsec. unsub. notes(R)	5.625	4/15/15	6,805,000	6,956,922

Boston Properties LP sr. unsec. unsub. notes(R)	5.000	6/1/15	9,672,000	9,907,518

Camden Property Trust sr. unsec. unsub. notes(R)	5.000	6/15/15	2,596,000	2,663,658

Digital Realty Trust LP company guaranty sr. unsec. sub. notes(R)	4.500	7/15/15	11,992,000	12,183,932

Duke Realty LP company guaranty sr. unsec. unsub. notes(R)	7.375	2/15/15	17,682,000	18,006,302

ERP Operating LP sr. unsec. unsub. notes(R)	6.584	4/13/15	3,517,000	3,609,638

HCP, Inc. sr. unsec. unsub. notes(R)	7.072	6/8/15	13,500,000	13,981,613

Health Care REIT, Inc. sr. unsec. notes(R)	3.625	3/15/16	4,000,000	4,142,928

Kimco Realty Corp. sr. unsec. notes Ser. MTN(R)	5.584	11/23/15	800,000	838,206

Kimco Realty Corp. sr. unsec. notes Ser. MTN(R)	4.904	2/18/15	5,157,000	5,219,379

Liberty Property LP sr. unsec. unsub. notes(R)	5.125	3/2/15	6,950,000	7,050,038

Mack-Cali Realty LP sr. unsec. unsub. notes(R)	5.125	1/15/15	3,134,000	3,158,383

Realty Income Corp. sr. unsec. notes(R)	5.500	11/15/15	4,900,000	5,123,602

Regency Centers LP company guaranty sr. unsec. unsub. notes	5.250	8/1/15	11,517,000	11,881,686

Simon Property Group LP sr. unsec. unsub. notes(R)	5.750	12/1/15	1,024,000	1,067,898

Simon Property Group LP sr. unsec. unsub. notes(R)	5.100	6/15/15	1,000,000	1,028,109

Simon Property Group LP sr. unsec. unsub. notes(R)	4.200	2/1/15	6,189,000	6,196,736

UDR, Inc. company guaranty sr. unsec. unsub. notes Ser. MTN(R)	5.250	1/15/15	9,143,000	9,226,192

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes(R)	3.125	11/30/15	10,377,000	10,637,276

Vornado Realty LP sr. unsec. unsub. notes(R)	4.250	4/1/15	20,219,000	20,332,186

				153,212,202
Technology (2.0%)

eBay, Inc. sr. unsec. unsub. FRN notes	0.433	7/28/17	7,000,000	6,945,127

Hewlett-Packard Co. sr. unsec. unsub. notes	2.625	12/9/14	1,600,000	1,603,046

Hewlett-Packard Co. sr. unsec. unsub. notes	2.350	3/15/15	10,380,000	10,442,353

Oracle Corp. sr. unsec. unsub. FRN notes	0.432	7/7/17	15,000,000	15,012,099

Western Union Co. (The) sr. unsec. unsub. FRN notes	1.234	8/21/15	7,255,000	7,287,256

Xerox Corp. sr. unsec. unsub. notes	4.250	2/15/15	2,908,000	2,938,321

				44,228,202
Transportation (0.5%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A	6.900	1/2/18	6,000,555	6,352,788

Kansas City Southern de Mexico SA de CV sr. unsec. FRN notes	0.933	10/28/16	4,000,000	4,001,616

				10,354,404
Utilities and power (3.7%)

CMS Energy Corp. sr. unsec. unsub. notes	4.250	9/30/15	2,000,000	2,061,530

Duke Energy Corp. sr. unsec. unsub. FRN notes	0.613	4/3/17	9,100,000	9,128,735

Duke Energy Corp. sr. unsec. unsub. notes	3.350	4/1/15	5,000,000	5,058,770

Duke Energy Ohio, Inc. sr. FRB bonds	0.373	3/6/15	1,000,000	1,000,202

Duke Energy Progress, Inc. sr. FRN mtge. notes	0.433	3/6/17	5,000,000	4,996,475

Electricite de France (EDF) 144A sr. unsec. FRN notes (France)	0.691	1/20/17	8,000,000	8,023,125

Enbridge, Inc. sr. unsec. unsub. FRN notes (Canada)	0.684	6/2/17	5,000,000	5,006,472

Georgia Power Co. sr. unsec. unsub. FRN notes	0.554	3/15/16	4,707,000	4,707,006

Georgia Power Co. sr. unsec. unsub. notes	0.625	11/15/15	2,000,000	2,001,186

Kinder Morgan Energy Partners LP sr. unsec. notes	5.625	2/15/15	1,465,000	1,484,121

Kinder Morgan Energy Partners LP sr. unsec. notes	5.125	11/15/14	2,801,000	2,805,005

LG&E and KU Energy, LLC sr. unsec. unsub. notes	2.125	11/15/15	4,000,000	4,049,388

National Rural Utilities Cooperative Finance Corp. sr. unsec. FRN notes Ser. MTN(R)	0.483	5/12/17	15,000,000	14,992,455

NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. notes	7.875	12/15/15	3,453,000	3,725,576

Oncor Electric Delivery Co., LLC sr. notes	6.375	1/15/15	1,910,000	1,932,009

Potomac Edison Co. (The) sr. unsub. notes	5.125	8/15/15	3,675,000	3,798,653

TransCanada PipeLines, Ltd. sr. unsec. unsub. FRN notes (Canada)	0.913	6/30/16	7,100,000	7,148,532

				81,919,240

Total corporate bonds and notes (cost $1,762,003,722)				$1,763,885,677

MORTGAGE-BACKED SECURITIES (9.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (1.3%)

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ	6.500	11/15/23	$341,538	$378,348
Ser. 2345, Class PQ	6.500	8/15/16	98,793	102,948
Ser. 2430, Class UD	6.000	3/15/17	83,845	87,572
Ser. 3724, Class CM	5.500	6/15/37	453,433	506,392
Ser. 3316, Class CD	5.500	5/15/37	200,915	224,862
Ser. 2503, Class B	5.500	9/15/17	96,548	101,494
Ser. 3662, Class QA	5.000	3/15/38	193,424	196,763
Ser. 3028, Class BA	5.000	4/15/34	76,700	77,839
Ser. 2938, Class ND	5.000	10/15/33	17,666	17,832
Ser. 2888, Class CG	5.000	8/15/33	117,094	119,876
Ser. 2840, Class OE	5.000	2/15/33	29,775	29,902
Ser. 2875, Class GM	5.000	1/15/33	27,694	27,728
Ser. 3331, Class NV	5.000	6/15/29	286,000	297,451
Ser. 3580, Class VB	5.000	4/15/29	85,742	86,518
Ser. 2561, Class BD	5.000	2/15/18	306,446	322,249
Ser. 2541, Class JC	5.000	12/15/17	139,749	146,682
Ser. 2542, Class ES	5.000	12/15/17	27,255	28,447
Ser. 2519, Class AH	5.000	11/15/17	298,084	312,454
Ser. 2513, Class DB	5.000	10/15/17	37,945	39,714
Ser. 3539, Class PM	4.500	5/15/37	100,684	107,053
Ser. 3697, Class BM	4.500	9/15/31	6,094	6,097
Ser. 3624, Class G	4.500	7/15/27	56,438	56,818
Ser. 2958, Class QD	4.500	4/15/20	57,001	59,754
Ser. 2882, Class UM	4.500	8/15/19	94,009	95,487
Ser. 2931, Class AM	4.500	7/15/19	6,008	6,027
Ser. 3845, Class KP	4.000	4/15/38	170,943	171,709
Ser. 3681, Class AH	4.000	10/15/27	344,855	348,735
Ser. 2854, Class DL	4.000	9/15/19	254,235	266,043
Ser. 2864, Class GB	4.000	9/15/19	179,932	188,633
Ser. 2783, Class AY	4.000	4/15/19	168,649	176,139
Ser. 3805, Class AK	3.500	4/15/24	127,909	132,305
Ser. 2643, Class ME	3.500	3/15/18	37,834	38,352
Ser. 3683, Class JH	2.500	12/15/23	54,435	54,915
Ser. 3611, Class PO, PO	0.000	7/15/34	131,055	119,190

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	306,541	340,469
Ser. 10-110, Class AE	9.750	11/25/18	227,021	252,476
Ser. 06-10, Class GC	6.000	9/25/34	2,125,682	2,168,196
Ser. 06-124, Class A	5.625	11/25/36	45,005	46,570
Ser. 05-48, Class AR	5.500	2/25/35	198,694	214,623
Ser. 05-51, Class CI	5.500	2/25/34	121,739	123,260
Ser. 08-8, Class PA	5.000	2/25/38	206,164	219,869
Ser. 09-86, Class PC	5.000	3/25/37	1,579,805	1,611,401
Ser. 05-101, Class ND	5.000	6/25/34	43,210	43,408
Ser. 09-15, Class MC	5.000	3/25/24	89,486	94,488
Ser. 03-92, Class VH	5.000	2/25/19	530,952	536,925
Ser. 02-73, Class OE	5.000	11/25/17	131,057	137,217
Ser. 02-65, Class HC	5.000	10/25/17	20,254	20,996
Ser. 09-100, Class PA	4.500	4/25/39	36,162	37,254
Ser. 04-8, Class GD	4.500	10/25/32	114,796	117,369
Ser. 04-26, Class PD	4.500	8/25/32	197,304	203,069
Ser. 11-60, Class PA	4.000	10/25/39	60,403	62,800
Ser. 11-4, Class JP	4.000	6/25/39	799,280	820,046
Ser. 11-36, Class PA	4.000	2/25/39	711,556	740,682
Ser. 11-113, Class LA	4.000	6/25/37	46,763	46,883
Ser. 03-43, Class YA	4.000	3/25/33	573,082	591,272
Ser. 10-109, Class JB	4.000	8/25/28	360,810	375,257
Ser. 10-17, Class CA	4.000	11/25/23	68,353	69,089
Ser. 11-89, Class VA	4.000	9/25/23	557,002	565,212
Ser. 11-111, Class VA	4.000	1/25/23	82,351	82,397
Ser. 04-27, Class HB	4.000	5/25/19	78,045	81,257
Ser. 03-128, Class NG	4.000	1/25/19	193,254	201,321
Ser. 11-20, Class PC	3.500	3/25/39	171,733	178,602
Ser. 11-40, Class DA	3.500	11/25/37	304,008	306,046
Ser. 10-155, Class A	3.500	9/25/25	51,211	51,842
Ser. 11-42, Class BJ	3.000	8/25/25	1,039,783	1,073,576
Ser. 10-49, Class KC	3.000	11/25/23	97,970	99,272
Ser. 10-43, Class KG	3.000	1/25/21	189,299	195,687
Ser. 11-23, Class AB	2.750	6/25/20	130,152	133,711
Ser. 10-81, Class AP	2.500	7/25/40	260,958	265,013
FRB Ser. 10-90, Class GF	0.652	8/25/40	3,895,403	3,909,037
FRB Ser. 06-74, Class FL	0.502	8/25/36	996,487	1,000,847
FRB Ser. 05-63, Class FC	0.402	10/25/31	1,542,098	1,537,761
Ser. 92-96, Class B, PO	0.000	5/25/22	74,787	73,707

Government National Mortgage Association
Ser. 09-46, Class HC	5.000	11/20/34	13,321	13,336
Ser. 10-61, Class EA	5.000	9/20/31	188,282	192,432
Ser. 10-31, Class VA	5.000	3/20/21	480,444	489,345
Ser. 10-39, Class PH	4.500	11/20/38	473,855	498,733
Ser. 11-7, Class CA	4.500	11/20/37	142,619	146,900
Ser. 09-109, Class NK	4.500	7/20/37	527,489	550,419
Ser. 09-94, Class MB	4.500	4/20/37	515,526	537,436
Ser. 10-29, Class PA	4.500	8/20/36	279,789	284,336
Ser. 09-116, Class EK	4.500	12/20/34	180,155	184,905
Ser. 09-54, Class HT	4.500	12/20/34	91,557	93,455
Ser. 09-46, Class G	4.500	9/20/34	58,442	58,879
Ser. 09-31, Class MA	4.500	8/20/33	18,412	18,574
Ser. 09-59, Class P	4.250	9/20/33	187,305	195,498
Ser. 09-32, Class AB	4.000	5/16/39	51,648	54,592
Ser. 10-32, Class CJ	4.000	1/20/38	487,231	504,451
Ser. 08-31, Class PN	4.000	11/20/36	8,341	8,388
Ser. 08-38, Class PS	3.500	5/20/37	21,877	22,014
Ser. 09-93, Class EJ	3.500	5/20/35	9,261	9,297
Ser. 09-118, Class AW	3.000	5/20/37	1,067,115	1,092,459

				28,516,684
Commercial mortgage-backed securities (3.2%)

Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A2	5.317	9/10/47	2,122,933	2,124,391
Ser. 06-6, Class A2	5.309	10/10/45	38,657	38,825

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class A5A	4.933	7/10/45	8,000,000	8,128,800

COMM Mortgage Trust Ser. 05-C6, Class AJ	5.209	6/10/44	1,581,000	1,621,513

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C6, Class AJ	5.230	12/15/40	1,616,000	1,662,282
FRB Ser. 05-C1, Class AJ	5.075	2/15/38	1,513,000	1,517,728

DBRR Trust 144A FRB Ser. 13-EZ3, Class A	1.636	12/18/49	3,255,077	3,271,861

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class AAB	5.477	12/10/49	325,875	331,584

GMAC Commercial Mortgage Securities, Inc. Trust FRB Ser. 04-C2, Class A4	5.301	8/10/38	59,654	59,644

Greenwich Capital Commercial Funding Corp. Ser. 07-GG9, Class A2	5.381	3/10/39	318,935	319,892

GS Mortgage Securities Trust Ser. 05-GG4, Class A4	4.761	7/10/39	1,397,506	1,417,714

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-LD11, Class A2	5.771	6/15/49	274,729	274,729
FRB Ser. 05-LDP1, Class C	5.251	3/15/46	10,000,000	10,033,374
Ser. 04-LN2, Class A2	5.115	7/15/41	574,288	575,545

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class AM	5.107	7/12/38	10,623,000	10,885,388
Ser. 04-BPC1, Class AJ	4.922	10/12/41	1,715,000	1,712,428

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2FX	5.592	4/12/49	1,385,852	1,383,274
Ser. 07-HQ11, Class A31	5.439	2/12/44	584,415	586,923

Selkirk, Ltd. 144A
Ser. 1, Class A (Cayman Islands)	1.329	2/20/41	9,943,216	9,911,385
Ser. 2, Class A (Cayman Islands)	1.183	2/20/41	4,632,184	4,624,070

Wachovia Bank Commercial Mortgage Trust Ser. 07-C31, Class A2	5.421	4/15/47	51,927	51,931

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C28, Class A4FL	0.307	10/15/48	9,334,792	9,272,286

				69,805,567
Residential mortgage-backed securities (non-agency) (4.8%)

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 4A1	2.782	4/26/36	5,340,531	5,420,639
FRB Ser. 10-RR6, Class 2A8	0.435	5/26/37	2,250,000	2,210,625

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-4, Class M1	0.655	1/25/36	3,160,517	3,158,937
FRB Ser. 05-EC1, Class M1	0.605	11/25/35	13,270,349	13,187,409
FRB Ser. 05-SD2, Class 1A3	0.552	3/25/35	3,286,755	3,262,105

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 09-6, Class 12A1	2.617	7/25/36	1,275,333	1,297,970
FRB Ser. 09-5, Class 1A1	2.428	6/25/37	871,845	879,474
FRB Ser. 12-11, Class 3A1	0.442	12/25/35	2,297,102	2,274,361

Countrywide Asset Backed Certificates
FRB Ser. 04-8, Class M1	1.202	1/25/35	8,377,244	8,419,130
FRB Ser. 05-1, Class MV3	0.635	7/25/35	1,400,000	1,382,500

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 14-5R, Class 6A1	0.302	10/27/36	11,717,314	11,429,080

Morgan Stanley Mortgage Loan Trust
FRB Ser. 05-6AR, Class 1A2	0.422	11/25/35	3,720,129	3,668,379
FRB Ser. 05-5AR, Class 1A1	0.422	9/25/35	11,981,352	11,867,529

Opteum Mortgage Acceptance Corp. Trust
FRB Ser. 05-1, Class M1	0.622	2/25/35	3,059,000	3,028,410
FRB Ser. 05-4, Class 1A1C	0.562	11/25/35	4,386,615	4,276,950

People's Choice Home Loan Securities Trust FRB Ser. 05-2, Class M2	0.800	5/25/35	10,766,700	10,750,841

Residential Accredit Loans, Inc. Ser. 03-QR13, Class A3	4.000	7/25/33	950,668	959,700

Residential Asset Mortgage Products FRB Ser. 05-EFC4, Class M1	0.562	9/25/35	5,185,376	5,157,841

Residential Asset Securities Corp. FRB Ser. 05-KS4, Class M1	0.562	5/25/35	1,655,013	1,655,788

Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 07-BC2, Class A3	0.282	3/25/37	11,986,218	11,854,370

				106,142,038

Total mortgage-backed securities (cost $205,128,591)				$204,464,289

COMMERCIAL PAPER (7.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alcoa, Inc.	0.530	11/7/14	$10,000,000	$9,998,989

Alcoa, Inc.	0.530	11/4/14	10,000,000	9,999,422

ASSA ABLOY Financial Services (Sweden)	0.451	11/24/14	3,500,000	3,499,480

AXA Financial, Inc.	0.543	5/22/15	8,000,000	7,982,271

Church & Dwight Co., Inc. 144A	0.300	11/3/14	1,100,000	1,099,983

CIGNA Corp.	0.401	11/3/14	1,248,000	1,247,983

DCP Midstream, LLC	0.530	11/3/14	20,000,000	19,999,384

Electricite De France SA (France)	0.563	1/6/15	4,000,000	3,998,474

Eni Finance USA, Inc. 144A	0.614	4/10/15	10,000,000	9,999,120

Entergy Corp. 144A	0.660	11/25/14	9,000,000	8,997,475

Entergy Corp. 144A	0.670	11/20/14	4,987,000	4,985,897

Ford Motor Credit Co., LLC	0.743	12/1/14	1,600,000	1,599,406

Kansas City Southern Railway Co. (The)	0.480	11/3/14	3,900,000	3,899,890

Mohawk Industries, Inc.	0.550	11/13/14	800,000	799,889

Mohawk Industries, Inc. 144A	0.600	11/26/14	7,000,000	6,997,948

Monsanto Co. 144A	0.502	5/26/15	10,000,000	9,973,723

NiSource Finance Corp.	0.690	11/25/14	5,000,000	4,996,622

NiSource Finance Corp.	0.520	11/6/14	5,000,000	4,999,384

NiSource Finance Corp. 144A	0.680	11/28/14	10,000,000	9,992,350

Vodafone Group PLC (United Kingdom)	0.563	6/29/15	5,000,000	4,984,904

Vodafone Group PLC (United Kingdom)	0.503	6/4/15	5,000,000	4,986,980

Vodafone Group PLC (United Kingdom)	0.521	4/10/15	5,000,000	4,991,615

Weatherford International, Ltd. (Bermuda)	0.800	11/7/14	379,000	378,979

Whirlpool Corp.	0.360	11/21/14	1,100,000	1,099,743

Whirlpool Corp.	0.420	11/12/14	5,000,000	4,999,362

Whirlpool Corp.	0.340	11/3/14	7,100,000	7,099,781

Wyndham Worldwide Corp.	0.450	11/6/14	5,000,000	4,999,675

Total commercial paper (cost $158,595,654)				$158,608,729

ASSET-BACKED SECURITIES (1.8%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A	1.056	8/10/16	$20,000,000	$20,000,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A	1.054	7/25/16	20,000,000	20,000,000

Total asset-backed securities (cost $40,000,000)				$40,000,000

CERTIFICATES OF DEPOSIT (1.4%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL FRN (Canada)	0.371	10/21/15	$5,000,000	$4,999,020

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY FRN (Japan)	0.611	7/15/16	7,000,000	6,997,613

Canadian Imperial Bank of Commerce/New York, NY FRN	0.477	11/26/14	1,000,000	1,000,191

Credit Suisse/New York, NY FRN	0.643	12/7/15	4,000,000	4,002,628

Intesa Sanpaolo/NY (Italy)	0.898	4/7/15	4,950,000	4,964,870

Intesa Sanpaolo/NY FRN (Italy)	1.610	4/11/16	4,950,000	4,983,710

Nordea Bank Finland PLC/New York FRN	0.722	2/19/16	2,000,000	2,009,020

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.554	3/3/16	2,000,000	1,999,484

Total certificates of deposit (cost $30,957,028)				$30,956,536

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association Pass-Through Certificates	4.500	10/15/19	$132,495	$140,153
Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	127,729	133,846

				273,999
U.S. Government Agency Mortgage Obligations (0.1%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	36,194	37,771
Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	3/1/19	94,138	102,755
Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	6/1/17	98,716	104,138
Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	81,090	84,385
Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	9/1/17	199,097	209,888
Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	7/1/17	189,966	200,262
Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	6/1/17	107,802	113,326
Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	115,744	122,467
Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	4/1/18	99,361	105,105
Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/21	149,065	159,693
Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	11/1/19	153,447	163,517
Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	60,561	63,880
Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	3/1/18	70,615	74,504
Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	2/1/18	77,563	81,835
Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	93,268	98,256
Federal National Mortgage Association Pass-Through Certificates	6.500	12/1/19	176,886	186,337
Federal National Mortgage Association Pass-Through Certificates	6.500	8/1/17	116,224	122,812
Federal National Mortgage Association Pass-Through Certificates	6.000	5/1/23	110,795	119,569
Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	37,048	38,947
Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/18	59,340	63,048
Federal National Mortgage Association Pass-Through Certificates	6.000	12/1/17	99,549	104,500
Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/23	165,898	176,889
Federal National Mortgage Association Pass-Through Certificates	5.500	6/1/20	190,521	203,146
Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/18	160,556	169,305
Federal National Mortgage Association Pass-Through Certificates	5.500	4/1/18	208,225	219,045
Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/19	153,647	164,106

				3,289,486

Total U.S. government and agency mortgage obligations (cost $3,598,382)				$3,563,485

TOTAL INVESTMENTS

Total investments (cost $2,200,283,377)(b)				$2,201,478,716

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,195,606,636.
(b)	The aggregate identified cost on a tax basis is $2,200,283,457, resulting in gross unrealized appreciation and depreciation of $3,189,104 and $1,993,845, respectively, or net unrealized appreciation of $1,195,259.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.8%
	United Kingdom	6.9
	Canada	5.1
	Australia	4.7
	France	4.4
	Japan	2.7
	Netherlands	2.0
	Spain	1.7
	Sweden	1.6
	Germany	1.0
	Cayman Islands	0.7
	Italy	0.5
	Denmark	0.5
	Other	0.4

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$40,000,000	$—
Certificates of deposit	—	30,956,536	—
Commercial paper	—	158,608,729	—
Corporate bonds and notes	—	1,763,885,677	—
Mortgage-backed securities	—	204,464,289	—
U.S. government and agency mortgage obligations	—	3,563,485	—

Totals by level	$—	$2,201,478,716	$—

During the reporting period, transfers within the fair value hierarchy did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014